Schedule of Composition of Income Tax Expenses (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Income tax expense benefits
HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Current income tax expense
Income tax (benefits) expense		(11,538)	34,250	37,227	(83,131)
Income tax expense benefits		$ (11,538)	$ 34,250	$ 37,227	$ (83,131)